PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,449	Rp 1,176	Rp 1,600
Defined benefit plan actuarial gain (loss) - net of tax	$ 256	3,596	2,109	(4,820)
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Service costs		4	4	6
Net interest cost		19	29	26
Past service costs		58
Net periodic pension benefit cost		81	33	32
Experience adjustments		(18)	(25)	40
Changes in demographic assumptions		16	20	(34)
Changes in financial assumptions		17	20	(30)
Defined benefit plan actuarial gain (loss) - net of tax		Rp 15	Rp 15	Rp (24)
Discount rate	5.00%	5.00%	6.25%	8.00%